Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	186,621	$25,305,807
Total Investment Companies — 91.6%
(Cost: $24,287,724)		25,305,807

Short-Term Investments

Money Market Funds — 47.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	12,556,279	12,563,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	620,000	620,000
		13,183,813
Total Short-Term Investments — 47.7%
(Cost: $13,183,813)		13,183,813
Total Investments in Securities — 139.3%
(Cost: $37,471,537)		38,489,620
Other Assets, Less Liabilities — (39.3)%		(10,866,371)
Net Assets — 100.0%.		$27,623,249

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,309,664	$4,255,000	(a)	$—	$(1,681)	$830	$12,563,813	12,556,279	$2,772	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	290,000	(a)	—	—	—	620,000	620,000	130		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,463,367	8,678,875		—	—	163,565	25,305,807	186,621	109,065		—
					$(1,681)	$164,395	$38,489,620		$111,967		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Ultra Long U.S. Treasury Note	4	03/22/21	$615	$(13,377)
5-Year U.S. Treasury Note	2	03/31/21	252	(103)
Long U.S. Treasury Bond	1	03/22/21	169	(4,376)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	1	03/22/21	$205	$(12,199)
				(30,055)
Short Contracts
2-Year U.S. Treasury Note	(3)	03/31/21	(663)	(238)
				$(30,293)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban
Consumers NSA	At Termination	1.74%	At Termination	08/22/22	$(10)	$160	$—	$160
U.S. CPI Urban
Consumers NSA	At Termination	2.17	At Termination	01/17/23	(3,000)	(56)	20	(76)
U.S. CPI Urban
Consumers NSA	At Termination	0.25	At Termination	04/03/23	(1,463)	70,988	18,320	52,668
U.S. CPI Urban
Consumers NSA	At Termination	2.29	At Termination	05/15/23	(2,164)	(44,110)	(14,068)	(30,042)
U.S. CPI Urban
Consumers NSA	At Termination	1.75	At Termination	08/20/23	(10)	222	—	222
U.S. CPI Urban
Consumers NSA	At Termination	1.80	At Termination	08/20/25	(10)	335	—	335
U.S. CPI Urban
Consumers NSA	At Termination	1.81	At Termination	08/20/25	(3,400)	112,489	12,145	100,344
U.S. CPI Urban
Consumers NSA	At Termination	2.19	At Termination	01/12/26	(750)	4,144	10	4,134
U.S. CPI Urban
Consumers NSA	At Termination	0.88	At Termination	04/09/27	(392)	36,804	2,657	34,147
U.S. CPI Urban
Consumers NSA	At Termination	2.13	At Termination	12/30/27	(2,500)	35,544	46	35,498
U.S. CPI Urban
Consumers NSA	At Termination	2.37	At Termination	05/15/28	(1,775)	(47,060)	41	(47,101)
U.S. CPI Urban
Consumers NSA	At Termination	2.19	At Termination	12/04/28	(2,663)	(9,701)	(74,540)	64,839
U.S. CPI Urban
Consumers NSA	At Termination	1.89	At Termination	08/20/30	(1,410)	80,276	28,433	51,843
U.S. CPI Urban
Consumers NSA	At Termination	1.90	At Termination	08/20/30	(5,900)	331,246	33,637	297,609
U.S. CPI Urban
Consumers NSA	At Termination	2.24	At Termination	01/12/31	(2,000)	21,050	47	21,003
U.S. CPI Urban
Consumers NSA	At Termination	2.40	At Termination	05/15/48	(362)	(17,810)	(30,782)	12,972
U.S. CPI Urban
Consumers NSA	At Termination	1.83	At Termination	10/18/49	(418)	70,572	(11,789)	82,361
U.S. CPI Urban
Consumers NSA	At Termination	1.94	At Termination	08/22/50	(10)	1,542	—	1,542
U.S. CPI Urban
Consumers NSA	At Termination	1.95	At Termination	08/22/50	(600)	90,428	16,730	73,698
U.S. CPI Urban
Consumers NSA	At Termination	2.23	At Termination	01/06/51	(300)	11,775	15	11,760
U.S. CPI Urban
Consumers NSA	At Termination	2.27	At Termination	01/12/51	(1,000)	25,063	9,349	15,714
						$773,901	$(9,729)	$783,630

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

Investments	Level 1	Level 2	Level 3	Total
Assets
Investment Companies	$25,305,807	$—	$—	$25,305,807
Money Market Funds	13,183,813	—	—	13,183,813
	$38,489,620	$—	$—	$38,489,620
Derivative financial instruments(a)
Assets
Swaps	$—	$860,849	$—	$860,849
Liabilities
Swaps	—	(77,219)	—	(77,219)
Futures Contracts	(30,293)	—	—	(30,293)
	$(30,293)	$783,630	$—	$753,337

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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